March 1, 2005

VIA EDGAR AND OVERNIGHT DELIVERY

Mail Stop 0306

Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, D.C. 20549

Attn:	Jay Mumford, Division of Corporate Finance
David Ritenour

Re:	REMEC, Inc.
Schedule 14A Preliminary Proxy Materials
Filed January 20, 2005
File No. 001-4298

Dear Messrs. Mumford and Ritenour:

REMEC, Inc. (the “Company”), submits this letter in response to comments from the staff (the “Staff”) of the Securities and Exchange Commission (the “Commission”) received by letter dated February 10, 2005 (the “Staff Letter”) relating to the Company’s Schedule 14A Preliminary Proxy Materials (File No. 001-4298) filed with the Commission on January 20, 2005 (the “Proxy Statement”).

For the convenience of the Staff, we are providing copies of this letter to Messrs. Mumford and Ritenour by overnight delivery. For reference purposes, (i) a copy of the Staff’s letter and (ii) a marked copy of Proxy Statement, showing the revisions that have been made in response to the Staff’s comments are enclosed with those copies of this letter. Please note that page number references in this letter refer to the page numbers in the enclosed marked copy of the Proxy Statement.

In this letter, we have recited the comments from the Staff in italicized, bold type and have followed each comment with the Company’s response. Capitalized terms used but not defined in this letter shall have the meanings given them in the Proxy Statement.

General

1.	We note that we issued comments to you on January 11, 2005 regarding your Annual Report on Form 10-K that was filed April 15, 2004. Please note that all of our comments on your Form 10-K will need to be adequately addressed before we will be able to complete our review of your preliminary proxy statement.

The Company submitted its response to the Staff’s comments on the above-referenced Form 10-K on February 24, 2005.

2.	We note that you have not registered the new common stock or the redemption stock being issued in connection with the merger and subsequent recapitalization. Please supplementally explain why the issuance of the new common stock and the redemption stock does not need to be registered under the Securities Act. For example, if you believe that the issuance of those securities does not constitute a “sale” within the meaning of Section 5 of the Securities Act, please explain in detail the basis for that belief. Alternatively, if you believe that those securities are exempted securities under Section 3(a) of the Securities Act or that the issuance of those securities is exempt under Section 3(b) or Section 4 of the Securities Act (or any applicable rules promulgated under those sections), please provide us with a detailed analysis as to the availability of any such applicable exemption.

The Company intends to rely on Section 3(a)(9) of the Securities Act for the issuance of the new common stock and the redemption stock in the recapitalization. The Company will issue the new common stock and the redemption stock only to the holders of its common stock, stock options and restricted stock units outstanding as of the date of the recapitalization. The Company has not, and will not, pay or give directly or indirectly any commission or other remuneration for soliciting the exchange contemplated by the recapitalization.

Cover Page of Proxy Statement

3.	The meanings of the terms in parenthetical phrases appear to be clear from the context of the associated disclosure, such that the parenthetical definitions appear to be unnecessary. Please consider eliminating these and all other unnecessary defined terms from your proxy statement. Please also revise as appropriate to ensure that your summary and question and answer sections, which we collectively view as constituting the summary term sheet required by Item 14(b)(1) of Schedule 14A and Item 1001 of Regulation M-A, are presented in plain English with minimal use of defined terms.

We revised the Proxy Statement as requested to remove unnecessary parenthetical phrases and defined terms. For example, we have eliminated the previously defined terms for REMEC Defense & Space, Inc., Chelton Microwave Corporation, new common stock, redemption stock and aggregate amount payable in the Redemption throughout the Proxy Statement. We also revised the summary and question and answer section of the Proxy Statement to minimize our use of defined terms.

4.	You state that the board of directors “will determine” the exact amount of consideration to be paid to shareholders prior to the effective time of the merger. Please disclose the factors the board will consider in making such determination, exactly when that determination will be made, and how that determination will be communicated to shareholders. Please also explain whether there is a minimum amount that will be distributed to shareholders if the transaction is approved and completed or whether it is possible the board may decide not to distribute any amounts to shareholders. If there is a minimum amount that will be distributed, please disclose that amount and the minimum amount per share that shareholders can expect to receive if the transaction is approved and completed. Please include similar disclosures where appropriate throughout your proxy statement.

We revised the Proxy Statement to list the factors the Company’s Board of Directors will consider in determining the amount of merger consideration to be distributed to the Company’s shareholders in the Redemption, the time the Board will make this determination, and how the Company intends to communicate that determination to its shareholders. We also revised the Proxy Statement to provide that the minimum amount of the Redemption will be $150,000,000, subject to the limitations of Section 500 of the California General Corporation Law, which governs distributions to shareholders.

As stated in the Proxy Statement, the per share amount received for each share of redemption stock will be based on three factors, including the total Redemption amount set by the Board, the Company’s market valuation at the time of the Redemption and the number of shares of common stock outstanding on the Company’s stock ledger immediately prior to the Redemption. Prior to filing the definitive Proxy Statement, we intend to complete the illustrations in the Proxy Statement that show the per share amounts the Company’s shareholders will receive based on total Redemption amounts of $150,000,000, $175,000,000 and $200,000,000, respectively. We will complete these calculations by using assumed values for the Company’s market valuation and outstanding common stock, which we will assume based on the actual values at the time we file the definitive Proxy Statement.

5.	Please disclose on the cover page and on your proxy card that the completion of the reclassification is conditioned upon the approval of the merger. Please also disclose on the cover page the consequences to the company and to shareholders if the merger is approved but the reclassification is not.

We have made the requested disclosures on the cover page of the Proxy Statement and on the proxy card.

Summary of Proposals – Page 2

Proposal One: Approval of the Sale of REMEC Defense & Space – Page 2

Interests of Directors, Executive Officers and Employees – Page 4

6.	Please revise to identify by name and title any directors or executive officers who will receive payments under performance and retention agreements and the amount to be paid to each such director or executive officer. Please also revise to disclose the aggregate incentive payments to be paid under the performance and retention agreements. Please make similar revisions to your disclosures that appear on page 41.

We revised the Proxy Statement as requested to disclose that the Company entered into a performance and retention agreements with sixteen employees of REMEC Defense & Space, including Denny Morgan, a Senior Vice President of the Company and the Chief Engineer of REMEC Defense & Space, and David Schmitz, a Vice President of the Company and the General Manager of REMEC Defense & Space. We also disclosed the total amount payable by us under the performance and retention agreements, including the individual amounts payable to Messrs. Morgan and Schmitz. None of the other fourteen individuals are executive officers or directors of REMEC, Inc.

We also revised the Proxy Statement to disclose that the Compensation and Human Resources Committee of the Company’s Board of Directors implemented a retention program for fourteen of the Company’s key employees, including Donald J. Wilkins, the Company’s Senior Vice President, General Counsel and Secretary. We also disclosed the total amount payable by us under the retention program, including the individual amount payable to Mr. Wilkins.

We also added disclosure regarding the change of control agreements with two of the Company’s executive officers, Mr. Wilkins and Jon Opalski, an Executive Vice President and Chief Technology Officer of the Company. These change of control agreements provide that upon the effective time of the Merger the vesting period of each of the options and RSUs held by these officers will automatically accelerate by twelve months.

7.	Please revise to disclose the date that the change of control agreement was entered into with Mr. Giles. Please also quantify here and on page 41 the aggregate consideration to be received by Mr. Giles under the terms of that agreement. In addition, please revise to clarify here and on page 41 whether Mr. Giles will be employed by REMEC Defense & Space and/or Chelton Microwave after the completion of the merger, and, if Mr. Giles will be so employed, disclose the compensation that he will receive in connection with that employment.

We revised the Proxy Statement as requested regarding our change of control agreement with Mr. Giles.

Questions and Answers about the Proposed Transaction – Page 12

8.	Please move the forward looking statements section so that it appears after the summary and the question and answer sections.

As requested, we moved the forward looking statements section so that it appears after the summary and the question and answer sections in the Proxy Statement.

9.	The organization of your proxy statement appears to be based on the mechanics of the transaction rather than on how the proposals may affect your shareholders’ interests. The organization of your proxy statement should be from the perspective of your shareholders and should explain how the proposals may affect your shareholders’ interests. For example, please revise the order of your questions and answers to more prominently discuss the impact to shareholders of the proposals being presented, as currently reflected in the answers to questions six, seven and eight.

As requested, we re-ordered the questions and answers to better indicate how the proposals will affect the interests of the Company’s shareholders, including moving up the questions and answers previously listed as sixth, seventh and eighth questions and answers. We also made revisions throughout the proxy statement, the notice and the cover letter in order to help our shareholders better understand the proposals being presented, and how these proposals will affect their interests.

Why are we effecting a reclassification of our common stock – Page 12

10.	Please explain the reasons for the reclassification of your common stock in order to create a class of redeemable common stock to be redeemed in connection with the distribution of the merger consideration to your shareholders. For example, does the use of redeemable stock provide tax benefits to shareholders?

We revised the Proxy Statement as requested to explain the reasons for the reclassification of the Company’s common stock in order to create a class of redeemable common stock to be redeemed in connection with the distribution of the merger consideration to its shareholders. The Company plans to effect the distribution of a portion of the merger consideration to its stockholders through the Redemption because it believes that a redemption of existing shares of its common stock would have more favorable tax implications for its shareholders than the completion of the distribution through a dividend. In particular, if the Company were to effect the distribution other than through a redemption of existing common stock, the Company’s shareholders that are not corporations would be treated as having received a dividend to the extent of the

Company’s current year accumulated earnings or profits. Because the Company’s current year earnings will include gains from the sale of REMEC Defense & Space and will not be offset by operating losses from prior years, the Company believes that all or most of the amount distributed would be taxable as a dividend. By effecting the distribution as a redemption, the shareholders would recognize gain or loss measured by the increase or decrease in the value of the shares of new common stock over the period that they hold those shares and would most likely subject to lower tax liability than if they were treated as having received a dividend.

What will happen to my shares of REMEC – Page 13

11.	Please revise the response to this question to explain that the redemption stock will be redeemed immediately after the transaction, so shareholders will ultimately receive a fractional share of new common stock and cash. Please also disclose the minimum fraction of a share of new common stock that Shareholders could receive in exchange for each existing share of common stock.

We have revised the disclosure in the Proxy Statement as requested.

Will the Redemption be taxable to REMEC shareholders – Page 13

12.	Please expand your disclosures here to explain more specifically the material federal income tax consequences to shareholders of the reclassification and subsequent redemption.

We have expanded the disclosure in the Proxy Statement as requested.

What happens if the sale of REMEC Defense and Space is not approved – Page 14

13.	We note that you may be obligated to pay a termination fee if the merger is not approved. Please revise to briefly summarize the conditions under which you would have to make that payment.

We have revised the disclosure in the Proxy Statement as requested.

Background of the Sale of REMEC Defense and Space – Page 21

14.	Please revise to discuss the material terms of each of the indications of interest received on November 3–4, 2004. Please also revise to discuss the process used by the board in determining to select Chelton Microwave’s indication of interest.

We have revised the disclosure in the Proxy Statement as requested.

15.	Please discuss here and on page 25 the reasons that you engaged two financial advisors in connection with the sale of REMEC Defense and Space. Please also clarify on page 25 the services provided by each financial advisor.

We have revised the disclosure in the Proxy Statement as requested.

16.	Please include a discussion of the background and negotiations relating to the change of control agreement entered into with Mr. Giles on November 9, 2004.

As requested, we revised the Proxy Statement to discuss the background and negotiations relating to the change of control agreement the Company entered into with Mr. Giles on November 9, 2004.

Our Financial Advisors – Page 25

17.	Please disclose the amount of the transaction fees to be received by each of your financial advisors in connection with the merger. Please also disclose all “other amounts” to be received by Needham & Company.

We have revised the disclosure in the Proxy Statement as requested.

Opinion of Jefferies Quarterdeck – Page 26

18.	Supplementally provide copies of the materials that Jefferies Quarterdeck prepared in connection with its fairness opinion or that were otherwise provided to your board of directors by Jefferies Quarterdeck and/or Needham & Company in connection with this transaction, including, among other things, any “board books,” drafts of fairness opinions provided to the board, and summaries of all oral presentations made to the board. We may have additional comments after we review those materials.

Enclosed with this letter is a copy of the PowerPoint presentation Jefferies Quarterdeck used in connection with the oral fairness opinion it delivered to the Company’s Board on December 10, 2004. Following this Board meeting, Jefferies Quarterdeck delivered its written fairness opinion, which is attached as Annex B to the Proxy Statement. Jefferies Quarterdeck did not provide the Board with a draft fairness opinion.

Material United States Federal Income Tax Consequences – Page 43

19.	Please revise here and in your summary or question and answer sections to quantify, to the extent practicable based on reasonable, disclosed assumptions, the anticipated tax liability that you expect to incur in connection with the sale of REMEC Defense and Space, taking into account all offsets from operating and/or capital losses and all available tax credits.

We have revised the disclosure in the Proxy Statement to inform our shareholders that we cannot determine the exact amount of the federal and state corporate income tax liability the Company will incur as a result of its sale of REMEC Defense & Space because the tax liability depends in part on future events, results and facts. We did confirm, however, that the corporate income tax liability the Company incurs will not prevent the Company from distributing between $150,000,000 and $200,000,000 of the proceeds from the sale of REMEC Defense & Space to its shareholders.

Transaction of Other Business – Page 66

20.	The “WITHHOLD” box referenced in the last sentence of your disclosure on page 66 does not currently appear on the form of proxy card attached to your filing. Please revise or advise.

We revised the disclosure on page 66 of the Proxy Statement as requested.

Annex B Jefferies Quarterdeck Opinion

21.	The staff notes the limitation on reliance by shareholders in the fairness opinion provided by Jefferies Quarterdeck and also disclosed on pages 4 and 26 of the proxy statement. Disclaimers of responsibility that in any way state or imply that investors are not entitled to rely on the opinion, or other limitations on whom may rely on the opinion, are unacceptable. Investors are entitled to rely on the opinion expressed. Please remove the language limiting the use of this opinion only far the benefit of the board of directors in the opinion and in the proxy statement.

We have revised the Proxy Statement as requested to eliminate the inference that the Company’s shareholders are not entitled to rely on the fairness opinion of Jefferies Quarterdeck. Annex B to the Proxy Statement contains the full text of the fairness opinion Jefferies Quarterdeck delivered to the Company’s Board on December 10, 2004. The fairness opinion has not been revised because the Company believes the fairness opinion should be presented in the actual form received and considered by its Board in approving the sale of REMEC Space & Defense pursuant to the Merger Agreement.

In connection its submission of this letter to the Staff and the filing of the revised Proxy Statement with the Commission, the Company hereby acknowledges that:

•	the Company is responsible for the adequacy and accuracy of the disclosure in the filing;

•	Staff comments or changes to disclosure in response to comments from the Staff do not foreclose the Commission from taking any action with respect to the filing; and

•	the Company may not assert Staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

Please direct your questions or comments to me via facsimile at (858) 847-0266. In addition, we would request that you provide a facsimile of any additional comments you may have to the attention of Randall B. Schai of Heller Ehrman White & McAuliffe at (415) 772-6268. Thank you for your assistance.

Very truly yours,

REMEC, INC.
/s/ WINSTON E. HICKMAN
Winston E. Hickman
Executive Vice President, Chief Financial Officer

cc:	Randall B. Schai, Esq.